UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON US DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2018

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 22.8%
Auto Components - 0.9%
Adient PLC	24	$1,555
American Axle & Manufacturing Holdings Inc.	37	653	*
Aptiv PLC	70	6,642
Autoliv Inc.	21	3,196
BorgWarner Inc.	54	3,038
Cooper Tire & Rubber Co.	13	508
Cooper-Standard Holdings Inc.	5	623	*
Dana Inc.	40	1,320
Delphi Technologies PLC	26	1,436	*
Dorman Products Inc.	8	604	*
Fox Factory Holding Corp.	17	652	*
Gentex Corp.	72	1,705
Goodyear Tire & Rubber Co.	58	2,020
LCI Industries	6	661
Lear Corp.	18	3,476
Modine Manufacturing Co.	34	794	*
Standard Motor Products Inc.	8	383
Tenneco Inc.	14	812
Visteon Corp.	10	1,301	*

Total Auto Components		31,379

Automobiles - 0.9%
Ford Motor Co.	655	7,185
General Motors Co.	232	9,839
Harley-Davidson Inc.	28	1,357
Tesla Inc.	25	8,858	*
Thor Industries Inc.	10	1,367
Winnebago Industries Inc.	13	591

Total Automobiles		29,197

Diversified Consumer Services - 1.7%
Adtalem Global Education Inc.	74	3,404	*
American Public Education Inc.	19	483	*
Bright Horizons Family Solutions Inc.	53	5,204	*
Capella Education Co.	15	1,193
Career Education Corp.	73	905	*
Carriage Services Inc.	21	559
Chegg Inc.	136	2,355	*
Graham Holdings Co., Class B Shares	6	3,567
Grand Canyon Education Inc.	55	5,114	*
H&R Block Inc.	253	6,715
Houghton Mifflin Harcourt Co.	164	1,378	*
K12 Inc.	38	659	*
Laureate Education Inc., Class A Shares	54	778	*
Regis Corp.	42	669	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Diversified Consumer Services - (continued)
Service Corporation International	241	$9,633
ServiceMaster Global Holdings Inc.	151	7,961	*
Sotheby’s	49	2,585	*
Strayer Education Inc.	12	1,110
Weight Watchers International Inc.	31	1,993	*

Total Diversified Consumer Services		56,265

Hotels, Restaurants & Leisure - 1.4%
Aramark	15	687
Carnival Corp.	26	1,862
Chipotle Mexican Grill Inc.	2	649	*
Cracker Barrel Old Country Store Inc.	4	706
Darden Restaurants Inc.	8	767
Dave & Buster’s Entertainment Inc.	9	423	*
Dominos Pizza Inc.	3	651
Dunkin’ Brands Group Inc.	10	646
Extended Stay America Inc.	32	647
Hilton Worldwide Holdings Inc.	12	1,028
Jack in the Box Inc.	4	364
Las Vegas Sands Corp.	38	2,946
Marriott International Inc., Class A Shares	31	4,568
Marriott Vacations Worldwide Corp.	5	762
McDonald’s Corp.	73	12,493
MGM Resorts International	48	1,750
Norwegian Cruise Line Holdings Ltd.	12	729	*
Royal Caribbean Cruises Ltd.	17	2,270
Starbucks Corp.	129	7,328
Texas Roadhouse Inc.	7	411
Vail Resorts Inc.	3	656
Wendy’s Co.	39	631
Wyndham Worldwide Corp.	7	869
Wynn Resorts Ltd.	10	1,656
Yum! Brands Inc.	33	2,791

Total Hotels, Restaurants & Leisure		48,290

Household Durables - 1.4%
CalAtlantic Group Inc.	16	898
Cavco Industries Inc.	4	613	*
D.R. Horton Inc.	112	5,494
Garmin Ltd.	37	2,329
GoPro Inc., Class A Shares	44	241	*
Helen of Troy Ltd.	7	652	*
Installed Building Products Inc.	11	791	*
iRobot Corp.	10	888	*
KB Home	25	788
La-Z-Boy Inc.	16	482
Leggett & Platt Inc.	45	2,093
Lennar Corp., Class A Shares	61	3,822

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Household Durables - (continued)
LGI Homes Inc.	7	$474	*
M.D.C. Holdings Inc.	14	472
M/I Homes Inc.	15	485	*
Meritage Homes Corp.	11	522	*
Mohawk Industries Inc.	19	5,340	*
Newell Brands Inc.	160	4,230
NVR Inc.	1	3,178	*
PulteGroup Inc.	89	2,833
Taylor Morrison Home Corp., Class A Shares	25	636	*
Tempur Sealy International Inc.	13	775	*
Toll Brothers Inc.	48	2,236
TopBuild Corp.	13	995	*
TRI Pointe Group Inc.	31	506	*
Tupperware Brands Corp.	12	693
Whirlpool Corp.	25	4,535

Total Household Durables		47,001

Internet & Direct Marketing Retail - 2.5%
Amazon.com Inc.	41	59,487	*
Expedia Inc.	12	1,536
Groupon Inc.	97	513	*
Liberty Interactive Corp. QVC Group, Class A Shares	58	1,629	*
Liberty Ventures, Series A Shares	10	589	*
Netflix Inc.	43	11,623	*
Priceline Group Inc.	5	9,560	*
Shutterfly Inc.	7	477	*
TripAdvisor Inc.	16	555	*

Total Internet & Direct Marketing Retail		85,969

Media - 0.8%
CBS Corp., Class B Shares, Non Voting Shares	16	922
Charter Communications Inc., Class A Shares	8	3,018	*
Comcast Corp., Class A Shares	172	7,315
Discovery Communications Inc., Class A Shares	18	451	*
Discovery Communications Inc., Class C Shares	20	477	*
DISH Network Corp., Class A Shares	10	469	*
Liberty Broadband Corp., Class C Shares	6	573	*
Liberty Global PLC, Class A Shares	15	561	*
Liberty Global PLC, Class C Shares	25	894	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	14	627	*
Omnicom Group Inc.	9	690
Scripps Networks Interactive Inc., Class A Shares	8	704
Time Warner Inc.	30	2,861
Twenty-First Century Fox Inc., Class A Shares	41	1,513
Twenty-First Century Fox Inc., Class B Shares	13	474
Viacom Inc., Class B Shares	15	501
Walt Disney Co.	61	6,629

Total Media		28,679

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Multiline Retail - 4.4%
Big Lots Inc.	56	$3,404
Dillard’s Inc., Class A Shares	14	946
Dollar General Corp.	322	33,205
Dollar Tree Inc.	280	32,200	*
J.C. Penney Co. Inc.	327	1,213	*
Kohl’s Corp.	199	12,889
Macy’s Inc.	376	9,757
Nordstrom Inc.	143	7,051
Ollie’s Bargain Outlet Holdings Inc.	59	3,277	*
Target Corp.	612	46,035

Total Multiline Retail		149,977

Specialty Retail - 4.3%
Aaron’s Inc.	21	859
Advance Auto Parts Inc.	17	1,989
American Eagle Outfitters Inc.	52	936
AutoNation Inc.	10	602	*
AutoZone Inc.	6	4,593	*
Bed Bath & Beyond Inc.	38	877
Best Buy Co. Inc.	65	4,749
Burlington Stores Inc.	17	2,069	*
Caleres Inc.	21	622
CarMax Inc.	44	3,140	*
Chico’s FAS Inc.	74	704
Children’s Place Inc.	6	899
Dick’s Sporting Goods Inc.	25	787
DSW Inc., Class A Shares	22	441
Five Below Inc.	10	649	*
Foot Locker Inc.	32	1,573
GameStop Corp., Class A Shares	30	504
Gap Inc.	63	2,094
Group 1 Automotive Inc.	7	549
Guess? Inc.	38	698
Home Depot Inc.	266	53,439
L Brands Inc.	59	2,955
Lithia Motors Inc., Class A Shares	6	750
Lowe’s Cos. Inc.	188	19,689
Lumber Liquidators Holdings Inc.	17	475	*
Michaels Cos. Inc.	29	779	*
Monro Inc.	7	396
Murphy USA Inc.	5	427	*
O’Reilly Automotive Inc.	20	5,294	*
Office Depot Inc.	117	380
Penske Automotive Group Inc.	12	626
RH	10	940	*
Ross Stores Inc.	93	7,662
Sally Beauty Holdings Inc.	51	847	*
Signet Jewelers Ltd.	19	1,005

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Sleep Number Corp.	19	$715	*
Tiffany & Co.	28	2,986
TJX Cos. Inc.	137	11,004
Tractor Supply Co.	34	2,593
Ulta Salon, Cosmetics & Fragrance Inc.	13	2,887	*
Urban Outfitters Inc.	12	409	*
Williams-Sonoma Inc.	24	1,230

Total Specialty Retail		146,822

Textiles, Apparel & Luxury Goods - 4.5%
Carter’s Inc.	32	3,850
Columbia Sportswear Co.	22	1,643
Crocs Inc.	76	1,027	*
Deckers Outdoor Corp.	27	2,314	*
Fossil Group Inc.	62	494	*
G-III Apparel Group Ltd.	27	1,008	*
Hanesbrands Inc.	274	5,951
Lululemon Athletica Inc.	74	5,788	*
Michael Kors Holdings Ltd.	116	7,656	*
Movado Group Inc.	27	826
NIKE Inc., Class B Shares	963	65,696
Oxford Industries Inc.	15	1,182
PVH Corp.	54	8,374
Ralph Lauren Corp.	40	4,572
Skechers USA Inc., Class A Shares	107	4,407	*
Steven Madden Ltd.	40	1,848	*
Tapestry Inc.	206	9,690
Under Armour Inc., Class A Shares	155	2,148	*
Under Armour Inc., Class C Shares	163	2,095	*
Unifi Inc.	14	499	*
V.F. Corp.	243	19,717
Wolverine World Wide Inc.	80	2,626

Total Textiles, Apparel & Luxury Goods		153,411

TOTAL CONSUMER DISCRETIONARY		776,990

CONSUMER STAPLES - 9.6%
Beverages - 1.7%
Brown-Forman Corp., Class B Shares	27	1,871
Coca-Cola Co.	504	23,985
Constellation Brands Inc., Class A Shares	20	4,389
Dr. Pepper Snapple Group Inc.	20	2,387
Molson Coors Brewing Co., Class B Shares	21	1,765
Monster Beverage Corp.	52	3,548	*
PepsiCo Inc.	169	20,331

Total Beverages		58,276

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Food & Staples Retailing - 1.8%
Casey’s General Stores Inc.	7	$848
Costco Wholesale Corp.	56	10,913
CVS Health Corp.	130	10,230
Kroger Co.	119	3,613
PriceSmart Inc.	4	341
Rite Aid Corp.	193	421	*
SpartanNash Co.	16	390
Sprouts Farmers Market Inc.	28	782	*
Sysco Corp.	74	4,652
United Natural Foods Inc.	9	428	*
U.S. Foods Holding Corp.	16	514	*
Wal-Mart Stores Inc.	191	20,361
Walgreens Boots Alliance Inc.	117	8,805

Total Food & Staples Retailing		62,298

Food Products - 1.7%
Archer-Daniels-Midland Co.	83	3,565
B&G Foods Inc.	13	429
Blue Buffalo Pet Products Inc.	16	544	*
Bunge Ltd.	21	1,668
Calavo Growers Inc.	6	522
Campbell Soup Co.	25	1,164
Conagra Brands Inc.	58	2,204
Darling Ingredients Inc.	38	704	*
Flowers Foods Inc.	42	824
Fresh Del Monte Produce Inc.	8	378
General Mills Inc.	96	5,615
Hain Celestial Group Inc.	23	877	*
Hershey Co.	19	2,096
Hormel Foods Corp.	40	1,373
Ingredion Inc.	9	1,293
J&J Snack Foods Corp.	3	415
J.M. Smucker Co.	21	2,665
John B. Sanfilippo & Son Inc.	6	376
Kellogg Co.	36	2,452
Kraft Heinz Co.	95	7,447
Lamb Weston Holdings Inc.	17	996
Lancaster Colony Corp.	4	513
McCormick & Co. Inc., Non Voting Shares	14	1,523
Mondelez International Inc., Class A Shares	245	10,878
Pinnacle Foods Inc.	14	867
Post Holdings Inc.	13	984	*
Sanderson Farms Inc.	4	508
Snyder’s-Lance Inc.	16	800
TreeHouse Foods Inc.	12	566	*
Tyson Foods Inc., Class A Shares	49	3,729

Total Food Products		57,975

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Household Products - 1.6%
Church & Dwight Co. Inc.	34	$1,661
Clorox Co.	16	2,267
Colgate-Palmolive Co.	122	9,057
Energizer Holdings Inc.	15	873
HRG Group Inc.	23	420	*
Kimberly-Clark Corp.	52	6,084
Procter & Gamble Co.	367	31,687
Spectrum Brands Holdings Inc.	6	711
WD-40 Co.	3	371

Total Household Products		53,131

Personal Products - 1.0%
Avon Products Inc.	326	795	*
Coty Inc., Class A Shares	273	5,353
e.l.f. Beauty Inc.	32	658	*
Edgewell Personal Care Co.	35	1,976	*
Estee Lauder Cos. Inc., Class A Shares	128	17,275
Herbalife Ltd.	36	2,988	*
Inter Parfums Inc.	21	958
Medifast Inc.	6	412
Nu Skin Enterprises Inc., Class A Shares	34	2,443
Revlon Inc., Class A Shares	16	328	*
USANA Health Sciences Inc.	14	1,045	*

Total Personal Products		34,231

Tobacco - 1.8%
Altria Group Inc.	370	26,026
Philip Morris International Inc.	302	32,383
Universal Corp.	8	384
Vector Group Ltd.	36	767

Total Tobacco		59,560

TOTAL CONSUMER STAPLES		325,471

ENERGY - 3.8%
Energy Equipment & Services - 2.0%
Archrock Inc.	51	474
Baker Hughes, a GE Co.	112	3,601
Core Laboratories NV	13	1,486
Dril-Quip Inc.	13	671	*
Ensco PLC, Class A Shares	110	649
Exterran Corp.	20	578	*
Forum Energy Technologies Inc.	23	389	*
Halliburton Co.	232	12,458
Helix Energy Solutions Group Inc.	83	625	*
Helmerich & Payne Inc.	30	2,161

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
McDermott International Inc.	93	$816	*
Nabors Industries Ltd.	121	949
National-Oilwell Varco Inc.	94	3,448
Newpark Resources Inc.	64	582	*
Noble Corp. PLC	164	769	*
Oceaneering International Inc.	42	869
Oil States International Inc.	17	544	*
Patterson-UTI Energy Inc.	64	1,512
Rowan Cos. PLC, Class A Shares	48	707	*
RPC Inc.	19	384
Schlumberger Ltd.	342	25,164
Superior Energy Services Inc.	72	752	*
TechnipFMC PLC	107	3,473
Transocean Ltd.	132	1,424	*
Unit Corp.	30	727	*
US Silica Holdings Inc.	28	932
Weatherford International PLC	288	1,135	*

Total Energy Equipment & Services		67,279

Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	22	1,321
Andeavor	4	433
Apache Corp.	26	1,167
Cabot Oil & Gas Corp.	15	395
Cheniere Energy Inc.	8	453	*
Chevron Corp.	81	10,153
Cimarex Energy Co.	5	561
Concho Resources Inc.	9	1,417	*
ConocoPhillips	64	3,764
Devon Energy Corp.	17	703
Diamondback Energy Inc.	4	502	*
EOG Resources Inc.	30	3,450
EQT Corp.	9	489
Exxon Mobil Corp.	194	16,936
Hess Corp.	8	404
HollyFrontier Corp.	18	863
Kinder Morgan Inc.	109	1,960
Marathon Oil Corp.	36	655
Marathon Petroleum Corp.	29	2,009
Newfield Exploration Co.	21	665	*
Noble Energy Inc.	13	397
Occidental Petroleum Corp.	32	2,399
ONEOK Inc.	18	1,060
Parsley Energy Inc., Class A Shares	19	448	*
Phillips 66	23	2,355

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co.	9	$1,646
Range Resources Corp.	29	413
Targa Resources Corp.	11	528
Valero Energy Corp.	23	2,207
Williams Cos. Inc.	50	1,570
WPX Energy Inc.	58	854	*

Total Oil, Gas & Consumable Fuels		62,177

TOTAL ENERGY		129,456

FINANCIALS - 11.3%
Banks - 1.5%
1st Source Corp.	12	627
Bank of America Corp.	278	8,896
Bank of Hawaii Corp.	8	669
BB&T Corp.	16	883
Citigroup Inc.	75	5,886
Citizens Financial Group Inc.	8	367
Comerica Inc.	9	857
Eagle Bancorp Inc.	11	693	*
East-West Bancorp Inc.	11	725
Fifth Third Bancorp	19	629
First Republic Bank	5	448
FNB Corp.	50	718
Heartland Financial USA Inc.	17	904
Huntington Bancshares Inc.	61	987
JPMorgan Chase & Co.	94	10,873
KeyCorp	26	556
PNC Financial Services Group Inc.	14	2,212
Popular Inc.	16	650
Regions Financial Corp.	39	750
S&T Bancorp Inc.	21	848
Sterling Bancorp	13	322
Sun Bancorp Inc.	24	588
SunTrust Banks Inc.	11	778
SVB Financial Group	4	986	*
U.S. Bancorp	36	2,057
Wells Fargo & Co.	123	8,091
Zions Bancorp	15	810

Total Banks		52,810

Capital Markets - 1.6%
Affiliated Managers Group Inc.	4	799
Ameriprise Financial Inc.	12	2,024
Arlington Asset Investment Corp., Class A Shares	41	431
Bank of New York Mellon Corp.	72	4,082
BlackRock Inc.	8	4,494

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Cboe Global Markets Inc.	8	$1,075
Charles Schwab Corp.	80	4,267
CME Group Inc.	23	3,530
E*TRADE Financial Corp.	13	685	*
Eaton Vance Corp.	9	520
FactSet Research Systems Inc.	4	803
Franklin Resources Inc.	25	1,060
Goldman Sachs Group Inc.	23	6,162
Intercontinental Exchange Inc.	34	2,511
Invesco Ltd.	34	1,228
Janus Henderson Group PLC	21	827
MarketAxess Holdings Inc.	3	589
Moody’s Corp.	11	1,780
Morgan Stanley	88	4,976
Morningstar Inc.	5	481
MSCI Inc.	8	1,114
Nasdaq Inc.	10	809
Northern Trust Corp.	16	1,686
Raymond James Financial Inc.	6	578
S&P Global Inc.	16	2,898
SEI Investments Co.	12	902
State Street Corp.	21	2,314
T. Rowe Price Group Inc.	15	1,674
TD Ameritrade Holding Corp.	13	725

Total Capital Markets		55,024

Consumer Finance - 1.6%
Ally Financial Inc.	106	3,156
American Express Co.	179	17,793
Capital One Financial Corp.	112	11,643
Credit Acceptance Corp.	2	659	*
Discover Financial Services	87	6,943
Encore Capital Group Inc.	15	622	*
FirstCash Inc.	12	877
Green Dot Corp., Class A Shares	16	980	*
LendingClub Corp.	96	351	*
Navient Corp.	96	1,368
OneMain Holdings Inc.	17	556	*
PRA Group Inc.	16	572	*
SLM Corp.	132	1,510	*
Synchrony Financial	189	7,500

Total Consumer Finance		54,530

Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B Shares	238	51,022	*
Cannae Holdings Inc.	47	818	*
Leucadia National Corp.	78	2,112
Texas Pacific Land Trust	2	1,074
Voya Financial Inc.	34	1,765

Total Diversified Financial Services		56,791

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Insurance - 1.4%
AFLAC Inc.	23	$2,029
Alleghany Corp.	1	628	*
Allstate Corp.	23	2,272
American Financial Group Inc.	4	453
American International Group Inc.	63	4,027
Aon PLC	15	2,132
Arch Capital Group Ltd.	7	637	*
Arthur J. Gallagher & Co.	7	478
Assurant Inc.	4	366
Assured Guaranty Ltd.	11	391
Axis Capital Holdings Ltd.	9	455
Brown & Brown Inc.	8	420
Chubb Ltd.	32	4,997
Cincinnati Financial Corp.	5	384
CNO Financial Group Inc.	22	541
Everest Re Group Ltd.	3	689
First American Financial Corp.	8	473
FNF Group	23	896
Hartford Financial Services Group Inc.	24	1,410
Lincoln National Corp.	19	1,573
Loews Corp.	7	362
Markel Corp.	1	1,148	*
Marsh & McLennan Cos. Inc.	28	2,339
MetLife Inc.	65	3,124
Old Republic International Corp.	16	344
Principal Financial Group Inc.	23	1,555
Progressive Corp.	37	2,002
Prudential Financial Inc.	26	3,089
Reinsurance Group of America Inc.	4	627
RenaissanceRe Holdings Ltd.	4	509
Torchmark Corp.	5	454
Travelers Cos. Inc.	17	2,549
Unum Group	16	851
Validus Holdings Ltd.	12	812
W.R. Berkley Corp.	5	365
Willis Towers Watson PLC	5	802
XL Group Ltd.	15	553

Total Insurance		46,736

Mortgage Real Estate Investment (REITs) - 1.9%
AG Mortgage Investment Trust Inc.	46	802
AGNC Investment Corp.	383	7,197
Annaly Capital Management Inc.	1,299	13,691
Anworth Mortgage Asset Corp.	108	525
Apollo Commercial Real Estate Finance Inc.	162	2,944

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment (REITs) - (continued)
Arbor Realty Trust Inc.	96	$782
ARMOUR Residential REIT Inc.	54	1,264
Blackstone Mortgage Trust Inc., Class A Shares	74	2,294
Capstead Mortgage Corp.	111	911
Chimera Investment Corp.	184	3,126
CYS Investments Inc.	230	1,550
Dynex Capital Inc.	105	683
Granite Point Mortgage Trust Inc.	34	586
Hannon Armstrong Sustainable Infrastructure Capital Inc.	71	1,544
Invesco Mortgage Capital Inc.	122	1,981
Ladder Capital Corp.	93	1,346
MFA Financial Inc.	483	3,458
MTGE Investment Corp.	56	952
New Residential Investment Corp.	360	6,224
New York Mortgage Trust Inc.	233	1,328
Pennymac Mortgage Investment Trust	78	1,279
Redwood Trust Inc.	94	1,400
Resource Capital Corp.	91	863
Starwood Property Trust Inc.	256	5,220
Sutherland Asset Management Corp.	28	406
Two Harbors Investment Corp.	181	2,670

Total Mortgage Real Estate Investment (REITs)		65,026

Thrifts & Mortgage Finance - 1.6%
Bank Mutual Corp.	48	499
Beneficial Bancorp Inc.	65	1,056
BofI Holding Inc.	67	2,410	*
Capitol Federal Financial Inc.	136	1,779
Dime Community Bancshares Inc.	23	437
Essent Group Ltd.	77	3,582	*
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	802
First Defiance Financial Corp.	15	833
Flagstar Bancorp Inc.	31	1,155	*
HomeStreet Inc.	35	1,031	*
Kearny Financial Corp.	74	1,021
LendingTree Inc.	9	3,311	*
Meridian Bancorp Inc.	49	1,002
Meta Financial Group Inc.	8	936
MGIC Investment Corp.	374	5,543	*
Nationstar Mortgage Holdings Inc.	28	497	*
New York Community Bancorp Inc.	456	6,457
NMI Holdings Inc., Class A Shares	48	881	*
Northfield Bancorp Inc.	47	789
Northwest Bancshares Inc.	105	1,769
OceanFirst Financial Corp.	35	926
Ocwen Financial Corp.	175	590	*
Oritani Financial Corp.	87	1,453

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - (continued)
PHH Corp.	47	$421	*
Provident Financial Services Inc.	67	1,763
Radian Group Inc.	228	5,032
TFS Financial Corp.	48	702
United Financial Bancorp Inc.	78	1,307
Walker & Dunlop Inc.	36	1,672	*
Washington Federal Inc.	67	2,405
Waterstone Financial Inc.	24	410
WSFS Financial Corp.	37	1,891

Total Thrifts & Mortgage Finance		54,362

TOTAL FINANCIALS		385,279

HEALTH CARE - 11.5%
Biotechnology - 2.1%
AbbVie Inc.	139	15,599
ACADIA Pharmaceuticals Inc.	17	508	*
Alexion Pharmaceuticals Inc.	18	2,148	*
Alkermes PLC	9	515	*
Alnylam Pharmaceuticals Inc.	8	1,040	*
Amgen Inc.	58	10,791
AveXis Inc.	6	742	*
Biogen Inc.	17	5,913	*
BioMarin Pharmaceutical Inc.	12	1,083	*
Bioverativ Inc.	10	1,031	*
Bluebird Bio Inc.	4	820	*
Celgene Corp.	61	6,171	*
Clovis Oncology Inc.	6	363	*
Dyax Corp., Contingent Value Rights	15	0	*(a)(b)(c)
Exact Sciences Corp.	18	895	*
Exelixis Inc.	38	1,152	*
Gilead Sciences Inc.	102	8,548
Incyte Corp.	14	1,264	*
Ionis Pharmaceuticals Inc.	10	525	*
Juno Therapeutics Inc.	15	1,287	*
Ligand Pharmaceuticals Inc.	3	473	*
Neurocrine Biosciences Inc.	9	769	*
Portola Pharmaceuticals Inc.	11	564	*
Regeneron Pharmaceuticals Inc.	6	2,200	*
Sage Therapeutics Inc.	5	949	*
Sarepta Therapeutics Inc.	12	786	*
Seattle Genetics Inc.	11	575	*
Tesaro Inc.	6	405	*
Ultragenyx Pharmaceutical Inc.	7	373	*
United Therapeutics Corp.	5	645	*
Vertex Pharmaceuticals Inc.	20	3,337	*

Total Biotechnology		71,471

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	167	$10,381
ABIOMED Inc.	4	940	*
Align Technology Inc.	6	1,572	*
Baxter International Inc.	49	3,529
Becton, Dickinson & Co.	25	6,074
Boston Scientific Corp.	137	3,831	*
Cantel Medical Corp.	5	555
Cooper Cos. Inc.	4	979
Danaher Corp.	58	5,874
Dentsply Sirona Inc.	24	1,459
DexCom Inc.	7	407	*
Edwards Lifesciences Corp.	22	2,785	*
Globus Medical Inc., Class A Shares	15	691	*
Halyard Health Inc.	11	537	*
Hill-Rom Holdings Inc.	6	512
Hologic Inc.	26	1,110	*
IDEXX Laboratories Inc.	8	1,496	*
Insulet Corp.	13	995	*
Integra LifeSciences Holdings Corp.	8	421	*
Intuitive Surgical Inc.	9	3,885	*
LivaNova PLC	9	770	*
Masimo Corp.	7	660	*
Medtronic PLC	130	11,166
Neogen Corp.	13	767	*
NxStage Medical Inc.	14	350	*
Penumbra Inc.	5	498	*
ResMed Inc.	15	1,512
STERIS PLC	8	727
Stryker Corp.	31	5,096
Teleflex Inc.	4	1,111
Varian Medical Systems Inc.	8	1,020	*
West Pharmaceutical Services Inc.	6	601
Wright Medical Group NV	16	364	*
Zimmer Biomet Holdings Inc.	19	2,415

Total Health Care Equipment & Supplies		75,090

Health Care Providers & Services - 1.5%
Aetna Inc.	26	4,857
AmerisourceBergen Corp.	10	997
Anthem Inc.	19	4,709
Cardinal Health Inc.	17	1,220
Centene Corp.	15	1,609	*
CIGNA Corp.	19	3,959
DaVita Inc.	8	624	*
Encompass Health Corp.	8	423
Envision Healthcare Corp.	10	360	*
Express Scripts Holding Co.	46	3,642	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
HCA Healthcare Inc.	24	$2,428	*
Henry Schein Inc.	8	605	*
Humana Inc.	11	3,100
Laboratory Corporation of America Holdings	5	872	*
McKesson Corp.	16	2,702
Mednax Inc.	12	634	*
Quest Diagnostics Inc.	7	741
UnitedHealth Group Inc.	70	16,575
Universal Health Services Inc., Class B Shares	4	486
WellCare Health Plans Inc.	4	842	*

Total Health Care Providers & Services		51,385

Health Care Technology - 1.7%
Allscripts Healthcare Solutions Inc.	237	3,534	*
athenahealth Inc.	48	6,015	*
Castlight Health Inc., Class B Shares	184	681	*
Cerner Corp.	354	24,472	*
Computer Programs & Systems Inc.	22	659
Cotiviti Holdings Inc.	57	1,995	*
Evolent Health Inc., Class A Shares	89	1,255	*
HealthStream Inc.	27	635	*
HMS Holdings Corp.	109	1,867	*
Inovalon Holdings Inc., Class A Shares	74	962	*
Medidata Solutions Inc.	69	4,700	*
Omnicell Inc.	47	2,305	*
Quality Systems Inc.	66	858	*
Veeva Systems Inc., Class A Shares	132	8,297	*
Vocera Communications Inc.	31	908	*

Total Health Care Technology		59,143

Life Sciences Tools & Services - 2.3%
Accelerate Diagnostics Inc.	18	520	*
Agilent Technologies Inc.	105	7,710
Bio-Rad Laboratories Inc., Class A Shares	7	1,810	*
Bio-Techne Corp.	13	1,824
Bruker Corp.	42	1,496
Cambrex Corp.	11	620	*
Charles River Laboratories International Inc.	19	2,003	*
Illumina Inc.	45	10,469	*
IQVIA Holdings Inc.	47	4,803	*
Mettler-Toledo International Inc.	8	5,402	*
NeoGenomics Inc.	47	363	*
Patheon NV	18	630	*(b)(c)
PerkinElmer Inc.	37	2,966
PRA Health Sciences Inc.	25	2,276	*
Syneos Health Inc.	15	575	*
Thermo Fisher Scientific Inc.	131	29,358
Waters Corp.	26	5,606	*

Total Life Sciences Tools & Services		78,431

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.7%
Allergan PLC	18	$3,245
Bristol-Myers Squibb Co.	81	5,071
Eli Lilly & Co.	53	4,317
Jazz Pharmaceuticals PLC	5	729	*
Johnson & Johnson	137	18,932
Merck & Co. Inc.	143	8,473
Mylan NV	31	1,328	*
Nektar Therapeutics	12	1,003	*
Perrigo Co. PLC	11	997
Pfizer Inc.	314	11,630
Zoetis Inc.	26	1,995

Total Pharmaceuticals		57,720

TOTAL HEALTH CARE		393,240

INDUSTRIALS - 16.9%
Aerospace & Defense - 1.8%
Arconic Inc.	28	842
Boeing Co.	46	16,301
BWX Technologies Inc.	8	507
Curtiss-Wright Corp.	7	915
General Dynamics Corp.	19	4,227
Harris Corp.	14	2,231
Hexcel Corp.	11	752
Huntington Ingalls Industries Inc.	5	1,188
L3 Technologies Inc.	7	1,487
Lockheed Martin Corp.	21	7,452
Northrop Grumman Corp.	13	4,427
Orbital ATK Inc.	4	528
Raytheon Co.	23	4,806
Rockwell Collins Inc.	11	1,523
Spirit AeroSystems Holdings Inc., Class A Shares	11	1,126
Teledyne Technologies Inc.	5	955	*
Textron Inc.	19	1,115
TransDigm Group Inc.	5	1,584
United Technologies Corp.	59	8,142

Total Aerospace & Defense		60,108

Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide Inc.	37	3,384
Expeditors International of Washington Inc.	53	3,442
FedEx Corp.	70	18,374
Forward Air Corp.	7	425
Hub Group Inc., Class A Shares	9	432	*
United Parcel Service Inc., Class B Shares	193	24,573
XPO Logistics Inc.	30	2,833	*

Total Air Freight & Logistics		53,463

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Building Products - 1.6%
AAON Inc.	20	$728
Allegion PLC	39	3,358
American Woodmark Corp.	6	815	*
AO Smith Corp.	59	3,940
Apogee Enterprises Inc.	17	774
Armstrong World Industries Inc.	19	1,191	*
Builders FirstSource Inc.	47	1,007	*
Continental Building Products Inc.	15	427	*
CSW Industrials Inc.	9	431	*
Fortune Brands Home & Security Inc.	62	4,398
Gibraltar Industries Inc.	13	482	*
Griffon Corp.	25	501
Insteel Industries Inc.	23	721
JELD-WEN Holding Inc.	28	1,100	*
Johnson Controls International PLC	367	14,361
Lennox International Inc.	16	3,486
Masco Corp.	128	5,716
Masonite International Corp.	12	837	*
NCI Building Systems Inc.	22	406	*
Owens Corning	40	3,719
Patrick Industries Inc.	12	769	*
PGT Innovations Inc.	33	526	*
Quanex Building Products Corp.	23	476
Simpson Manufacturing Co. Inc.	17	999
Trex Co. Inc.	11	1,227	*
Universal Forest Products Inc.	27	1,008
USG Corp.	45	1,740	*

Total Building Products		55,143

Commercial Services & Supplies - 1.5%
ABM Industries Inc.	9	342
ACCO Brands Corp.	40	474	*
Brady Corp., Class A Shares	11	421
Brink’s Co.	16	1,334
Cintas Corp.	24	4,043
Clean Harbors Inc.	11	609	*
Copart Inc.	64	2,820	*
Covanta Holding Corp.	53	867
Deluxe Corp.	17	1,263
Healthcare Services Group Inc.	26	1,435
Herman Miller Inc.	16	648
HNI Corp.	24	933
Interface Inc.	30	748
KAR Auction Services Inc.	39	2,127
Kimball International Inc., Class B Shares	43	798

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
Matthews International Corp., Class A Shares	10	$560
McGrath RentCorp	11	526
Mobile Mini Inc.	14	530
MSA Safety Inc.	6	470
Multi-Color Corp.	6	465
Pitney Bowes Inc.	68	959
Republic Services Inc.	77	5,298
Rollins Inc.	27	1,332
Steelcase Inc., Class A Shares	55	855
Stericycle Inc.	27	2,035	*
Tetra Technology Inc.	23	1,143
UniFirst Corp.	3	496
US Ecology Inc.	7	366
Viad Corp.	9	511
Waste Connections Inc.	80	5,746
Waste Management Inc.	134	11,850

Total Commercial Services & Supplies		52,004

Construction & Engineering - 1.8%
AECOM	162	6,336	*
Aegion Corp.	38	953	*
Argan Inc.	20	872
Chicago Bridge & Iron Co. NV	100	2,087
Comfort Systems USA Inc.	35	1,491
Dycom Industries Inc.	32	3,735	*
EMCOR Group Inc.	60	4,877
Fluor Corp.	144	8,741
Granite Construction Inc.	40	2,667
Great Lakes Dredge and Dock Co.	154	724	*
Jacobs Engineering Group Inc.	122	8,474
KBR Inc.	146	2,970
MasTec Inc.	68	3,631	*
MYR Group Inc.	17	576	*
NV5 Global Inc.	15	731	*
Primoris Services Corp.	62	1,612
Quanta Services Inc.	153	5,889	*
Tutor Perini Corp.	56	1,386	*
Valmont Industries Inc.	22	3,599

Total Construction & Engineering		61,351

Electrical Equipment - 1.8%
Acuity Brands Inc.	14	2,162
AMETEK Inc.	85	6,485
Atkore International Group Inc.	27	631	*
AZZ Inc.	7	319
Eaton Corp. PLC	168	14,107
Emerson Electric Co.	241	17,407

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Electrical Equipment - (continued)
Encore Wire Corp.	13	$658
EnerSys	21	1,477
Generac Holdings Inc.	17	832	*
General Cable Corp.	29	861
Hubbell Inc.	20	2,719
Regal Beloit Corp.	19	1,480
Rockwell Automation Inc.	47	9,273
Sensata Technologies Holding NV	66	3,713	*
Thermon Group Holdings Inc.	18	417	*

Total Electrical Equipment		62,541

Industrial Conglomerates - 0.7%
3M Co.	35	8,767
General Electric Co.	576	9,314
Honeywell International Inc.	38	6,067
Roper Technologies Inc.	6	1,684

Total Industrial Conglomerates		25,832

Machinery - 1.7%
AGCO Corp.	6	436
Allison Transmission Holdings Inc.	12	531
Barnes Group Inc.	6	395
Caterpillar Inc.	60	9,767
Colfax Corp.	12	480	*
Crane Co.	6	600
Cummins Inc.	17	3,196
Deere & Co.	30	4,993
Donaldson Co. Inc.	10	507
Dover Corp.	13	1,381
ESCO Technologies Inc.	8	489
Flowserve Corp.	11	499
Fortive Corp.	31	2,357
Graco Inc.	15	702
Hillenbrand Inc.	17	753
IDEX Corp.	6	861
Illinois Tool Works Inc.	33	5,731
Ingersoll-Rand PLC	22	2,082
ITT Inc.	14	784
John Bean Technologies Corp.	6	682
Kennametal Inc.	16	780
Lincoln Electric Holdings Inc.	5	488
Middleby Corp.	5	681	*
Nordson Corp.	5	719
Oshkosh Corp.	7	635
PACCAR Inc.	31	2,311
Parker Hannifin Corp.	12	2,417
Pentair PLC	16	1,144

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Machinery - (continued)
RBC Bearings Inc.	4	$504	*
Rexnord Corp.	17	478	*
Snap-on Inc.	5	857
Standex International Corp.	4	420
Stanley Black & Decker Inc.	14	2,327
Terex Corp.	16	752
Timken Co.	10	525
Toro Co.	8	525
Trinity Industries Inc.	11	379
WABCO Holdings Inc.	5	772	*
Wabtec Corp.	9	729
Watts Water Technologies Inc., Class A Shares	6	478
Welbilt Inc.	20	446	*
Woodward Inc.	6	465
Xylem Inc.	15	1,084

Total Machinery		57,142

Professional Services - 1.0%
CBIZ Inc.	30	495	*
Dun & Bradstreet Corp.	10	1,237
Equifax Inc.	33	4,123
Exponent Inc.	6	445
FTI Consulting Inc.	13	565	*
ICF International Inc.	8	425	*
IHS Markit Ltd.	103	4,916	*
Insperity Inc.	12	735
Kelly Services Inc., Class A Shares	19	538
Kforce Inc.	21	545
Korn/Ferry International	20	891
Manpowergroup Inc.	18	2,365
Nielsen Holdings PLC	101	3,778
On Assignment Inc.	15	1,149	*
Resources Connection Inc.	33	540
Robert Half International Inc.	38	2,199
RPX Corp.	48	674
TransUnion	33	1,959	*
TriNet Group Inc.	18	790	*
TrueBlue Inc.	21	574	*
Verisk Analytics Inc.	45	4,502	*
WageWorks Inc.	11	666	*

Total Professional Services		34,111

Road & Rail - 1.6%
AMERCO	2	730
Avis Budget Group Inc.	18	809	*
CSX Corp.	179	10,162
Genesee & Wyoming Inc., Class A Shares	10	799	*
Heartland Express Inc.	17	386
J.B. Hunt Transport Services Inc.	17	2,054

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Road & Rail - (continued)
Kansas City Southern	18	$2,036
Knight-Swift Transportation Holdings Inc.	26	1,295
Landstar System Inc.	7	777
Marten Transport Ltd.	36	835
Norfolk Southern Corp.	56	8,449
Old Dominion Freight Line Inc.	11	1,611
Ryder System Inc.	9	783
Saia Inc.	13	982	*
Union Pacific Corp.	157	20,960
Werner Enterprises Inc.	13	529

Total Road & Rail		53,197

Trading Companies & Distributors - 1.8%
Air Lease Corp.	54	2,625
Aircastle Ltd.	32	756
Applied Industrial Technologies Inc.	29	2,139
Beacon Roofing Supply Inc.	42	2,541	*
BMC Stock Holdings Inc.	55	1,232	*
DXP Enterprises Inc.	24	821	*
Fastenal Co.	169	9,288
GATX Corp.	19	1,352
GMS Inc.	23	788	*
H&E Equipment Services Inc.	22	866
HD Supply Holdings Inc.	118	4,589	*
Herc Holdings Inc.	12	789	*
Kaman Corp.	14	878
MRC Global Inc.	52	935	*
MSC Industrial Direct Co. Inc., Class A Shares	24	2,253
NOW Inc.	48	566	*
Rush Enterprises Inc., Class A Shares	17	919	*
SiteOne Landscape Supply Inc.	25	1,904	*
Titan Machinery Inc.	34	731	*
Triton International Ltd.	35	1,351
United Rentals Inc.	50	9,055	*
Univar Inc.	75	2,239	*
W. W. Grainger Inc.	32	8,629
Watsco Inc.	16	2,877
WESCO International Inc.	26	1,772	*

Total Trading Companies & Distributors		61,895

TOTAL INDUSTRIALS		576,787

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.9%
Arista Networks Inc.	5	1,379	*
ARRIS International PLC	21	531	*
Ciena Corp.	21	447	*
Cisco Systems Inc.	472	19,607
CommScope Holding Co. Inc.	17	657	*
EchoStar Corp., Class A Shares	12	733	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Communications Equipment - (continued)
F5 Networks Inc.	8	$1,156	*
Finisar Corp.	18	323	*
InterDigital Inc.	7	546
Juniper Networks Inc.	34	889
Lumentum Holdings Inc.	10	463	*
Motorola Solutions Inc.	18	1,790
NETGEAR Inc.	7	488	*
NetScout Systems Inc.	17	485	*
Palo Alto Networks Inc.	10	1,579	*
Viavi Solutions Inc.	54	463	*

Total Communications Equipment		31,536

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A Shares	37	3,433
Anixter International Inc.	7	586	*
Arrow Electronics Inc.	13	1,057	*
Avnet Inc.	21	893
Badger Meter Inc.	10	482
Belden Inc.	6	509
Benchmark Electronics Inc.	14	405	*
CDW Corp.	22	1,645
Cognex Corp.	20	1,247
Coherent Inc.	4	1,038	*
Corning Inc.	100	3,122
Dolby Laboratories Inc., Class A Shares	9	579
Flex Ltd.	84	1,513	*
FLIR Systems Inc.	16	819
IPG Photonics Corp.	4	1,008	*
Itron Inc.	8	586	*
Jabill Inc.	20	509
Keysight Technologies Inc.	26	1,215	*
Knowles Corp.	30	457	*
Littelfuse Inc.	3	652
Methode Electronics Inc.	11	449
National Instruments Corp.	21	1,049
OSI Systems Inc.	5	330	*
Plexus Corp.	8	478	*
Rogers Corp.	5	824	*
Sanmina Corp.	14	366	*
SYNNEX Corp.	3	368
TE Connectivity Ltd.	45	4,614
Tech Data Corp.	4	401	*
Trimble Inc.	37	1,632	*
Universal Display Corp.	6	956
VeriFone Systems Inc.	19	336	*
Vishay Intertechnology Inc.	25	549
Zebra Technologies Corp., Class A Shares	6	739	*

Total Electronic Equipment, Instruments & Components		34,846

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Internet Software & Services - 2.3%
Akamai Technologies Inc.	12	$804	*
Alphabet Inc., Class A Shares	17	20,098	*
Alphabet Inc., Class C Shares	18	21,059	*
Cimpress NV	4	510	*
CoStar Group Inc.	3	1,038	*
eBay Inc.	55	2,232	*
Facebook Inc., Class A Shares	132	24,669	*
IAC/InterActiveCorp	7	1,015	*
j2 Global Inc.	6	480
LogMeIn Inc.	6	755
MercadoLibre Inc.	3	1,161
Twitter Inc.	38	981	*
VeriSign Inc.	6	689	*
Zillow Group Inc., Class C Shares	12	533	*

Total Internet Software & Services		76,024

IT Services - 1.0%
Accenture PLC, Class A Shares	20	3,214
Alliance Data Systems Corp.	2	513
Automatic Data Processing Inc.	14	1,731
Broadridge Financial Solutions Inc.	5	482
Cognizant Technology Solutions Corp., Class A Shares	20	1,560
DXC Technology Co.	10	995
Fidelity National Information Services Inc.	10	1,024
Fiserv Inc.	7	986	*
FleetCor Technologies Inc.	4	850	*
Gartner Inc.	5	694	*
Global Payments Inc.	5	559
International Business Machines Corp.	26	4,256
Jack Henry & Associates Inc.	4	499
MasterCard Inc., Class A Shares	28	4,732
Paychex Inc.	8	546
PayPal Holdings Inc.	35	2,986	*
Sabre Corp.	18	374
Total System Services Inc.	6	533
Visa Inc., Class A Shares	49	6,087
Western Union Co.	17	353
Worldpay Inc., Class A Shares	6	482	*

Total IT Services		33,456

Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices Inc.	37	508	*
Analog Devices Inc.	11	1,011
Applied Materials Inc.	28	1,502
Broadcom Ltd.	12	2,976
Cypress Semiconductor Corp.	30	519
Intel Corp.	132	6,354
KLA-Tencor Corp.	6	659

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Lam Research Corp.	6	$1,149
Marvell Technology Group Ltd.	35	817
Maxim Integrated Products Inc.	10	610
Microchip Technology Inc.	8	762
Micron Technology Inc.	39	1,705	*
NVIDIA Corp.	17	4,179
Qorvo Inc.	6	431	*
QUALCOMM Inc.	50	3,412
Skyworks Solutions Inc.	9	875
Texas Instruments Inc.	32	3,509
Xilinx Inc.	10	730

Total Semiconductors & Semiconductor Equipment		31,708

Software - 1.0%
Activision Blizzard Inc.	18	1,334
Adobe Systems Inc.	11	2,197	*
ANSYS Inc.	4	647	*
Autodesk Inc.	7	809	*
Cadence Design Systems Inc.	14	628	*
CDK Global Inc.	6	428
Electronic Arts Inc.	10	1,270	*
Intuit Inc.	7	1,175
Microsoft Corp.	163	15,487
Oracle Corp.	74	3,818
Salesforce.com Inc.	19	2,164	*
ServiceNow Inc.	5	744	*
Splunk Inc.	7	647	*
SS&C Technologies Holdings Inc.	10	503
Symantec Corp.	15	408
Synopsys Inc.	6	556	*
Tyler Technologies Inc.	2	403	*

Total Software		33,218

Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc.	151	25,282
Hewlett Packard Enterprise Co.	54	886
HP Inc.	57	1,329
NetApp Inc.	11	677
Seagate Technology PLC	12	662
Western Digital Corp.	9	801
Xerox Corp.	11	375

Total Technology Hardware, Storage & Peripherals		30,012

TOTAL INFORMATION TECHNOLOGY		270,800

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
MATERIALS - 5.4%
Chemicals - 0.9%
Air Products & Chemicals Inc.	10	$1,684
Albemarle Corp.	7	781
Axalta Coating Systems Ltd.	11	347	*
Cabot Corp.	7	473
Celanese Corp., Series A Shares	9	973
CF Industries Holdings Inc.	15	637
Chemours Co.	18	929
DowDuPont Inc.	107	8,087
Eastman Chemical Co.	9	893
Ecolab Inc.	11	1,514
FMC Corp.	9	822
H.B. Fuller Co.	8	415
International Flavors & Fragrances Inc.	5	752
LyondellBasell Industries NV, Class A Shares	18	2,157
Minerals Technologies Inc.	5	376
Monsanto Co.	21	2,558
Mosaic Co.	20	546
NewMarket Corp.	1	398
Olin Corp.	16	596
PolyOne Corp.	10	435
PPG Industries Inc.	13	1,543
Praxair Inc.	14	2,261
RPM International Inc.	8	418
Scotts Miracle-Gro Co.	5	451
Sensient Technologies Corp.	5	359
Sherwin-Williams Co.	4	1,668

Total Chemicals		32,073

Construction Materials - 1.5%
Eagle Materials Inc.	58	6,499
Martin Marietta Materials Inc.	73	16,656
Summit Materials Inc., Class A Shares	138	4,409	*
U.S. Lime & Minerals Inc.	8	614
US Concrete Inc.	22	1,713	*
Vulcan Materials Co.	154	20,852

Total Construction Materials		50,743

Containers & Packaging - 1.0%
AptarGroup Inc.	18	1,573
Avery Dennison Corp.	19	2,331
Ball Corp.	84	3,215
Bemis Co. Inc.	23	1,075
Berry Global Group Inc.	35	2,072	*
Crown Holdings Inc.	37	2,148	*
Graphic Packaging Holding Co.	79	1,276
Greif Inc., Class A Shares	10	591

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Containers & Packaging - (continued)
International Paper Co.	95	$5,972
Myers Industrials Inc.	22	462
Owens-Illinois Inc.	36	836	*
Packaging Corp. of America	26	3,266
Sealed Air Corp.	42	1,989
Silgan Holdings Inc.	20	598
Sonoco Products Co.	29	1,575
WestRock Co.	59	3,931

Total Containers & Packaging		32,910

Metals & Mining - 2.0%
AK Steel Holding Corp.	147	744	*
Alcoa Corp.	89	4,630	*
Allegheny Technologies Inc.	48	1,294	*
Carpenter Technology Corp.	21	1,079
Century Aluminum Co.	41	912	*
Cleveland-Cliffs Inc.	183	1,253	*
Coeur Mining Inc.	120	965	*
Commercial Metals Co.	72	1,731
Compass Minerals International Inc.	14	1,021
Freeport-McMoRan Inc.	662	12,909	*
Haynes International Inc.	17	609
Hecla Mining Co.	208	799
Kaiser Aluminum Corp.	7	772
Materion Corp.	9	447
McEwen Mining Inc.	229	504
Newmont Mining Corp.	248	10,046
Nucor Corp.	153	10,245
Reliance Steel & Aluminum Co.	38	3,328
Royal Gold Inc.	29	2,581
Schnitzer Steel Industries Inc., Class A Shares	21	718
Steel Dynamics Inc.	113	5,130
SunCoke Energy Inc.	46	511	*
TimkenSteel Corp.	45	729	*
United States Steel Corp.	76	2,843
Warrior Met Coal Inc.	26	727
Worthington Industries Inc.	28	1,309

Total Metals & Mining		67,836

TOTAL MATERIALS		183,562

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities Inc.	5	649
American Campus Communities Inc.	9	346
American Homes 4 Rent, Class A Shares	17	353
American Tower Corp.	33	4,874
Apartment Investment and Management Co., Class A Shares	12	502
Apple Hospitality REIT Inc.	43	838

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
AvalonBay Communities Inc.	12	$2,045
Boston Properties Inc.	13	1,608
Brandywine Realty Trust	23	413
Brixmor Property Group Inc.	31	503
Camden Property Trust	7	606
Colony NorthStar Inc., Class A Shares	68	611
CoreCivic Inc.	21	487
Coresite Realty Corp.	5	542
Corporate Office Properties Trust	12	328
Cousins Properties Inc.	62	558
Crown Castle International Corp.	30	3,383
CubeSmart	15	413
CyrusOne Inc.	8	462
DCT Industrial Trust Inc.	8	474
DiamondRock Hospitality Co.	51	600
Digital Realty Trust Inc.	17	1,903
Douglas Emmett Inc.	11	425
Duke Realty Corp.	30	792
EastGroup Properties Inc.	5	434
Empire State Realty Trust Inc., Class A Shares	17	332
Equinix Inc.	6	2,731
Equity Lifestyle Properties Inc.	6	518
Equity Residential	30	1,848
Essex Property Trust Inc.	6	1,398
Extra Space Storage Inc.	10	835
Federal Realty Investment Trust	7	846
First Industrial Realty Trust Inc.	13	401
Forest City Realty Trust Inc., Class A Shares	24	563
Gaming and Leisure Properties Inc.	19	692
GEO Group Inc.	18	406
GGP Inc.	52	1,198
Global Net Lease Inc.	27	495
Government Properties Income Trust	19	326
Gramercy Property Trust	13	328
HCP Inc.	40	963
Highwoods Properties Inc.	7	335
Host Hotels & Resorts Inc.	69	1,432
Hudson Pacific Properties Inc.	10	320
Iron Mountain Inc.	18	631
Kilroy Realty Corp.	8	571
Kimco Realty Corp.	36	573
Lamar Advertising Co., Class A Shares	8	576
LaSalle Hotel Properties	20	611
Lexington Realty Trust	37	334
Liberty Property Trust	13	538
Macerich Co.	12	775
Mid-America Apartment Communities Inc.	9	858
National Health Investors Inc.	5	353

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
National Retail Properties Inc.	11	$436
New Senior Investment Group Inc.	48	368
OMEGA Healthcare Investors Inc.	16	433
Outfront Media Inc.	15	336
Paramount Group Inc.	24	361
Park Hotels & Resorts Inc.	22	636
Pebblebrook Hotel Trust	11	429
Potlatch Corp.	10	529
Prologis Inc.	48	3,125
Public Storage	14	2,741
Ramco-Gershenson Properties Trust	47	621
Realty Income Corp.	21	1,117
Regency Centers Corp.	12	755
Rexford Industrial Realty Inc.	18	534
RLJ Lodging Trust	22	509
SBA Communications Corp.	11	1,919	*
Senior Housing Properties Trust	21	364
Simon Property Group Inc.	24	3,921
SL Green Realty Corp.	8	804
Spirit Realty Capital Inc.	42	343
STAG Industrial Inc.	14	354
Summit Hotel Properties Inc.	25	387
Sun Communities Inc.	14	1,244
Sunstone Hotel Investors Inc.	24	404
Terreno Realty Corp.	21	748
UDR Inc.	23	840
Ventas Inc.	29	1,623
VEREIT Inc.	174	1,253
Vornado Realty Trust	15	1,075
Washington Real Estate Investment Trust	11	315
Welltower Inc.	32	1,919
Weyerhaeuser Co.	71	2,665
WP Carey Inc.	8	518
Xenia Hotels & Resorts Inc.	18	400

TOTAL REAL ESTATE		79,962

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T Inc.	756	28,312
CenturyLink Inc.	119	2,119
Cogent Communications Holdings Inc.	11	496
ORBCOMM Inc.	40	460	*
Verizon Communications Inc.	503	27,197
Vonage Holdings Corp.	51	571	*
Zayo Group Holdings Inc.	18	661	*

TOTAL TELECOMMUNICATION SERVICES		59,816

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
UTILITIES - 5.9%
Electric Utilities - 2.1%
ALLETE Inc.	11	$797
Alliant Energy Corp.	37	1,471
American Electric Power Co. Inc.	77	5,296
Duke Energy Corp.	112	8,792
Edison International	48	3,002
El Paso Electric Co.	10	522
Entergy Corp.	31	2,439
Eversource Energy	50	3,155
Exelon Corp.	153	5,892
FirstEnergy Corp.	94	3,093
Great Plains Energy Inc.	36	1,120
Hawaiian Electric Industries Inc.	26	887
IDACORP Inc.	12	1,035
MGE Energy Inc.	9	538
NextEra Energy Inc.	74	11,723
OGE Energy Corp.	31	998
Otter Tail Corp.	13	554
PG&E Corp.	79	3,352
Pinnacle West Capital Corp.	15	1,199
PNM Resources Inc.	20	762
Portland General Electric Co.	21	889
PPL Corp.	108	3,442
Southern Co.	158	7,127
Westar Energy Inc.	28	1,447
Xcel Energy Inc.	78	3,560

Total Electric Utilities		73,092

Gas Utilities - 1.6%
Atmos Energy Corp.	124	10,280
Chesapeake Utilities Corp.	21	1,543
National Fuel Gas Co.	93	5,185
New Jersey Resources Corp.	105	4,074
Northwest Natural Gas Co.	34	1,950
ONE Gas Inc.	64	4,533
South Jersey Industries Inc.	95	2,797
Southwest Gas Holdings Inc.	57	4,194
Spire Inc.	54	3,591
UGI Corp.	210	9,612
WGL Holdings Inc.	61	5,137

Total Gas Utilities		52,896

Multi-Utilities - 2.2%
Ameren Corp.	73	4,134
Avista Corp.	23	1,158
Black Hills Corp.	19	1,055
CenterPoint Energy Inc.	141	3,973
CMS Energy Corp.	86	3,849
Consolidated Edison Inc.	92	7,393

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
Dominion Energy Inc.		198	$15,135
DTE Energy Co.		54	5,705
MDU Resources Group Inc.		68	1,801
NiSource Inc.		106	2,616
NorthWestern Corp.		17	924
Public Service Enterprise Group Inc.		158	8,195
SCANA Corp.		43	1,748
Sempra Energy		75	8,026
Unitil Corp.		13	575
Vectren Corp.		30	1,819
WEC Energy Group Inc.		98	6,301

Total Multi-Utilities			74,407

TOTAL UTILITIES			200,395

TOTAL COMMON STOCKS (Cost - $2,600,377)			3,381,758

INVESTMENTS IN UNDERLYING FUNDS - 0.5%
Schwab U.S. Broad Market ETF (Cost - $15,481)		250	16,970

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,615,858)			3,398,728

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $5,471)	1.285%	5,471	5,471

TOTAL INVESTMENTS - 100.0% (Cost - $2,621,329)			3,404,199
Other Assets in Excess of Liabilities - 0.0%			1,529

TOTAL NET ASSETS - 100.0%			$3,405,728

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs (See Note 1).

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of

Notes to Schedule of Investments (unaudited) (continued)

security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$392,610	—	$630	$393,240
Other Common Stocks	2,988,518	—	—	2,988,518
Investments in Underlying Funds	16,970	—	—	16,970

Total Long-Term Investments	3,398,098	—	630	3,398,728

Short-Term Investments†	5,471	—	—	5,471

Total Investments	$3,403,569	—	$630	$3,404,199

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018